Summary by Quarter (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Line Items]
Impairment charges on fixed assets and goodwill		$ 1.2	$ 1.1	$ 6.8		$ 0.1	$ 0.9	$ 10.0	$ 1.0	$ 9.3
Restructuring charge				2.1		1.1		1.9	1.1	11.1
Loss on redemption of notes						(32.8)			(32.8)	(0.2)
Pension and other postretirement benefits curtailment gain (loss)									1.7
Income tax benefit		118.2				15.2
Impairment charge on fixed assets					0.9			3.2	1.0	7.8
Other Postretirement Benefits for Canadian plans [Member]
Supplemental Financial Information [Line Items]
Pension and other postretirement benefits curtailment gain (loss)						$ 1.7			$ 1.7